Common stock options (Details) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Expected term (in years)	5 years		6 years
Expected volatility	65.80%		133.00%
Risk-free interest rate	1.20%
Expected dividends		0.00%	0.00%
Weighted-average grant date fair value per share		$ 3.92	$ 0
Maximum [Member]
Expected term (in years)		6 years
Expected volatility		136.04%
Risk-free interest rate		1.06%	1.94%
Minimum [Member]
Expected term (in years)		4 years 7 months 6 days
Expected volatility		126.42%
Risk-free interest rate		0.75%	1.31%